Cover Page	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 01, 2023
Entity Registrant Name	ADVANCED EMISSIONS SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37822
Entity Tax Identification Number	27-5472457
Entity Address, Address Line One	8051 E Maplewood Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	598-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ADES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001515156
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A filed by Advanced Emissions Solutions, Inc. ("ADES" or the "Company") amends Item 9.01 of the Current Report on Form 8-K filed by the Company on February 1, 2023 (the "Report") to include the audited and unaudited financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b) of Form 8-K as required for the Company's acquisition all of the direct and indirect equity interests of Arq Limited, a company incorporated under the laws of Jersey ("Arq") on February 1, 2023, which was previously reported in the Report.